DEPOSITS AND OTHER CUSTOMER ACCOUNTS - Schedule of Maturity of Certificates of Deposit Equal One Hundred Thousand Dollars or More (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Deposits [Abstract]
Three months or less	$ 6,400,962
Over three through six months	3,162,418
Over six through twelve months	1,233,421
Over twelve months	120,352
Total	$ 10,917,153